Exploration mineral interests (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Exploration mineral interests
Balance at December 31, 2021	$ 73,039	$ 32,015	$ 10,304
Acquisition costs	17,390	41,025	21,715
De-recognition (Note a)	(5,700)
Foreign currency translation	15	1	4
Balance at September 30, 2022	84,744	73,039	32,015
Santa Cruz Project
Exploration mineral interests
Balance at December 31, 2021	35,075
Acquisition costs	11,252	35,075
De-recognition (Note a)	(5,700)
Foreign currency translation	0
Balance at September 30, 2022	40,627	35,075
Non-refundable payments of exploration mineral interests	5,700
Tintic Project
Exploration mineral interests
Balance at December 31, 2021	19,588	13,888	6,888
Acquisition costs	5,788	5,700	7,000
De-recognition (Note a)	0
Foreign currency translation	0
Balance at September 30, 2022	25,376	19,588	13,888
Pinaya Project
Exploration mineral interests
Balance at December 31, 2021	2,511	2,512	2,516
Acquisition costs	0
De-recognition (Note a)	0
Foreign currency translation	15	1	4
Balance at September 30, 2022	2,526	2,511	2,512
San Matias Project
Exploration mineral interests
Balance at December 31, 2021	13,607	13,607
Acquisition costs	0		13,607
De-recognition (Note a)	0
Foreign currency translation	0
Balance at September 30, 2022	13,607	13,607	13,607
Mineral Royalty Project
Exploration mineral interests
Balance at December 31, 2021	1,708	1,708	750
Acquisition costs	0		958
De-recognition (Note a)	0
Foreign currency translation	0
Balance at September 30, 2022	1,708	1,708	1,708
Other Project
Exploration mineral interests
Balance at December 31, 2021	550	300	150
Acquisition costs	350	250	150
De-recognition (Note a)	0
Foreign currency translation	0
Balance at September 30, 2022	$ 900	$ 550	$ 300